Others - Movement of Level 3 - Effect of profit or loss from financial liabilities categorised within Level 3 (Details) - Convertible preference shares. - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Discount for lack of marketability
Effect of profit or loss from financial liabilities categorize within Level 3
Change, Positive effect	1.00%
Change, Negative effect	1.00%
Favourable change recognized in profit or loss	$ 2,738
Unfavourable change recognized in profit or loss	$ (2,763)
Weighted average cost of capital
Effect of profit or loss from financial liabilities categorize within Level 3
Change, Positive effect	1.00%
Change, Negative effect	1.00%
Favourable change recognized in profit or loss	$ 4,556
Unfavourable change recognized in profit or loss	$ (4,386)
Exit Multiple, Measurement Input
Effect of profit or loss from financial liabilities categorize within Level 3
Change, Positive effect	1.00%
Change, Negative effect	1.00%
Favourable change recognized in profit or loss	$ 1,212
Unfavourable change recognized in profit or loss	$ (1,212)